Subsequent Events - Additional Information (Details) - USD ($)		6 Months Ended
	Aug. 03, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 04, 2016
Subsequent Event [Line Items]
Return of capital to parent		$ (12,600,000)	$ (7,500,000)
Subsequent Event
Subsequent Event [Line Items]
Return of capital to parent	$ (10,600,000)
Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		$ 300,000,000.0
Credit Agreement Maturing October 2019 | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity				$ 280,000,000